Weighted average basic and diluted number of common shares outstanding - Disclosure of detailed information about weighted average basic and diluted number of common shares outstanding (Details) - shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Basic weighted average number of shares	267,336,954	105,967,493
Effect of dilutive stock options and warrants	0	0
Diluted weighted average number of shares	267,336,954	105,967,493